Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit Loss [Abstract]
Net foreign exchange gains	$ 126,787	$ 128,820
(Loss) Gain on disposal of property, plant and equipment	359	(75,296)
Net (loss)gain on fair value changes of financial assets and liabilities at fair value through profit or loss	236,169	(21,998)
Loss on lease modification		(64,287)
Subsidy from the government	110,233
Others	30,946	(5,529)
Other gains and losses	$ 504,494	$ (38,290)